Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 276,999	$ 435,799
Finished goods	639,602	448,668
Allowance for inventories write-down	(139,542)	(56,414)
Total inventories, net	$ 777,059	$ 828,053